SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 87.2%
	Automobiles & Components — 0.5%
	Automobiles — 0.5%
	Fiat Chrysler Automobiles N.V.	5,301,494	$ 73,943,492
			73,943,492
	Banks — 5.1%
	Banks — 5.1%
[a]	ABN AMRO Group N.V.	1,740,207	37,230,929
	BNP Paribas S.A.	3,480,072	165,272,059
	Credit Agricole S.A.	850,700	10,200,507
	ING Groep N.V.	6,779,700	78,602,983
	Intesa Sanpaolo SpA	19,865,800	42,513,259
	JPMorgan Chase & Co.	3,650,000	408,070,000
			741,889,737
	Capital Goods — 1.4%
	Aerospace & Defense — 0.3%
	BAE Systems plc	7,389,500	46,489,775
	Construction & Engineering — 0.7%
	Eiffage S.A.	481,061	47,557,444
	Vinci S.A.	521,519	53,407,322
	Industrial Conglomerates — 0.4%
[b]	Jasmine Broadband Internet Infrastructure Fund Class H	177,442,000	62,488,746
			209,943,287
	Consumer Services — 1.7%
	Hotels, Restaurants & Leisure — 1.7%
	Las Vegas Sands Corp.	3,717,000	219,637,530
	Sands China Ltd.	2,028,400	9,698,368
	Wynn Macau Ltd.	8,439,600	18,906,640
			248,242,538
	Diversified Financials — 13.2%
	Capital Markets — 8.6%
[b,c]	Apollo Investment Corp.	8,172,718	129,128,944
	Ares Capital Corp.	15,865,000	284,618,100
	CME Group, Inc.	2,740,500	531,958,455
	Lazard Ltd. Class A	429,000	14,753,310
[b,c]	Solar Capital Ltd.	4,607,900	94,600,187
	UBS Group AG	15,950,572	189,537,631
	Diversified Financial Services — 1.5%
	AXA Equitable Holdings, Inc.	10,453,100	218,469,790
	Mortgage Real Estate Investment Trusts — 3.1%
	Chimera Investment Corp.	8,900,000	167,943,000
	Granite Point Mortgage Trust, Inc.	1,417,500	27,201,825
[c]	MFA Financial, Inc.	34,982,751	251,176,152
			1,909,387,394
	Energy — 11.4%
	Oil, Gas & Consumable Fuels — 11.4%
	China Petroleum & Chemical Corp. Class H	139,120,000	94,566,765
	Eni SpA	18,822,552	312,614,073
[b,d,e]	Malamute Energy, Inc.,	12,439	130,610
	Repsol S.A.	11,395,540	178,624,244
	Royal Dutch Shell plc Sponsored ADR Class A	6,675,000	434,342,250
	Targa Resources Corp.	1,641,100	64,429,586
	TOTAL S.A.	6,701,700	375,500,344
	Valero Energy Corp.	2,209,000	189,112,490
			1,649,320,362
	Food & Staples Retailing — 1.9%
	Food & Staples Retailing — 1.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
Walgreens Boots Alliance, Inc.	4,950,000	$ 270,616,500
		270,616,500
Food, Beverage & Tobacco — 1.5%
Food Products — 0.4%
Nestle S.A.	563,500	58,335,700
Tobacco — 1.1%
KT&G Corp.	1,876,400	160,070,497
		218,406,197
Insurance — 3.1%
Insurance — 3.1%
Assicurazioni Generali SpA	2,593,547	48,837,472
AXA S.A.	2,124,600	55,806,898
Legal & General Group plc	7,920,800	27,109,044
NN Group N.V.	7,749,500	311,943,304
		443,696,718
Materials — 4.5%
Chemicals — 1.4%
LG Chem Ltd.	131,600	40,403,759
LyondellBasell Industries N.V. Class A	1,870,000	161,063,100
Metals & Mining — 3.1%
Glencore plc	60,305,300	209,344,208
MMC Norilsk Nickel PJSC ADR	10,417,300	236,576,883
		647,387,950
Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
Biotechnology — 0.5%
AbbVie, Inc.	930,000	67,629,600
Pharmaceuticals — 6.4%
AstraZeneca plc	1,814,100	148,319,613
Merck & Co., Inc.	3,643,000	305,465,550
Novartis AG	1,358,300	124,114,280
Pfizer, Inc.	2,606,000	112,891,920
Roche Holding AG	855,700	240,747,803
		999,168,766
Real Estate — 3.4%
Equity Real Estate Investment Trusts — 3.4%
Crown Castle International Corp.	1,555,648	202,778,717
Lamar Advertising Co. Class A	1,621,351	130,859,239
Outfront Media, Inc.	3,016,100	77,785,219
Washington Real Estate Investment Trust	3,139,840	83,927,923
		495,351,098
Retailing — 2.2%
Specialty Retail — 2.2%
Home Depot, Inc.	1,538,100	319,878,657
		319,878,657
Semiconductors & Semiconductor Equipment — 6.9%
Semiconductors & Semiconductor Equipment — 6.9%
ASE Technology Holding Co. Ltd.	5,313,977	10,522,049
Broadcom, Inc.	850,000	244,681,000
QUALCOMM, Inc.	4,590,135	349,171,569
Taiwan Semiconductor Manufacturing Co., Ltd.	50,572,000	389,146,896
		993,521,514
Technology Hardware & Equipment — 1.0%
Technology Hardware, Storage & Peripherals — 1.0%
Samsung Electronics Co., Ltd.	3,660,600	149,004,634
		149,004,634
Telecommunication Services — 15.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Diversified Telecommunication Services — 9.4%
	AT&T, Inc.	3,980,000	$ 133,369,800
	BT Group plc	54,020,920	134,779,085
	Deutsche Telekom AG	19,721,800	341,139,172
	Koninklijke KPN N.V.	47,205,700	144,929,545
	Orange S.A.	38,376,480	605,039,509
	Wireless Telecommunication Services — 5.6%
	China Mobile Ltd.	50,420,774	459,239,099
	MTN Group Ltd.	8,286,886	62,806,183
	Vodafone Group plc	178,732,524	293,532,148
			2,174,834,541
	Transportation — 3.4%
	Transportation Infrastructure — 3.4%
[a]	Aena SME S.A.	545,500	108,116,223
	Atlantia SpA	12,466,878	324,774,200
	Sydney Airport	10,835,656	61,161,664
			494,052,087
	Utilities — 4.1%
	Electric Utilities — 4.1%
	Electricite de France S.A.	25,533,784	321,847,100
	Enel SpA	39,663,571	276,922,923
			598,770,023
	Total Common Stock (Cost $10,673,307,941)		12,637,415,495
	Preferred Stock — 0.4%
	Banks — 0.1%
	Banks — 0.1%
[f,g,h]	First Tennessee Bank N.A., 3.75% (LIBOR 3 Month + 0.85%)	12,000	8,700,000
			8,700,000
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[g,h]	Morgan Stanley, Series A 4.00% (LIBOR 3 Month + 0.70%)	120,000	2,443,200
			2,443,200
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[h]	Crestwood Equity Partners L.P., 9.25%	2,166,596	20,376,835
			20,376,835
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
[h]	Farm Credit Bank of Texas, Series 1, 10.00%	9,000	9,945,000
			9,945,000
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
[f,i]	Centaur Funding Corp., 9.08%, 4/21/2020	15,000	15,825,000
			15,825,000
	Total Preferred Stock (Cost $60,828,706)		57,290,035
	Asset Backed Securities — 0.2%
	Other Asset Backed — 0.2%
[a,i]	CFG Investments Ltd., Series 2017-1 Class A, 7.87%, 11/15/2026	$ 26,000,000	26,454,677
[f]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[d,f,g]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.30% (LIBOR 3 Month + 0.78%), 12/1/2037	962,500	947,100
			29,901,777
	Total Asset Backed Securities (Cost $31,852,540)		29,901,777

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Corporate Bonds — 7.5%
	Automobiles & Components — 0.0%
	Auto Components — 0.0%
[a,i]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	$ 4,300,000	$ 4,375,022
			4,375,022
	Banks — 0.1%
	Banks — 0.1%
[a,h,i,j]	BPCE S.A., 12.50% (LIBOR 3 Month + 12.98%), 9/30/2019	10,211,000	10,433,294
			10,433,294
	Capital Goods — 0.0%
	Machinery — 0.0%
	Mueller Industries, Inc., 6.00%, 3/1/2027	7,679,000	7,698,198
			7,698,198
	Commercial & Professional Services — 0.2%
	Commercial Services & Supplies — 0.2%
[a,i]	Cimpress N.V., 7.00%, 6/15/2026	28,610,000	29,181,914
[a]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	2,480,000	2,551,300
			31,733,214
	Consumer Durables & Apparel — 0.2%
	Leisure Products — 0.2%
[k]	Vista Outdoor, Inc., 5.875%, 10/1/2023	22,764,000	22,204,461
			22,204,461
	Consumer Services — 0.0%
	Hotels, Restaurants & Leisure — 0.0%
[a]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	6,188,000	6,095,180
			6,095,180
	Diversified Financials — 0.4%
	Capital Markets — 0.1%
[a]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	17,000,000	17,722,500
	Consumer Finance — 0.1%
[a]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,706,250
	Diversified Financial Services — 0.2%
[a]	Antares Holdings L.P., 6.00%, 8/15/2023	18,000,000	18,295,650
[h,l]	JPMorgan Chase & Co., Series I 6.053% (LIBOR 3 Month + 3.47%), 7/30/2019	10,759,000	10,753,190
			54,477,590
	Energy — 2.3%
	Energy Equipment & Services — 0.2%
	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.50%, 11/1/2021	17,373,000	18,067,920
	Odebrecht Offshore Drilling Finance Ltd.,
[a,i]	6.72%, 12/1/2022	3,927,759	3,770,688
[a,i,m]	7.72%, 12/1/2026 PIK	16,081,046	4,023,478
[a,h,i]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.) Zero Coupon , 7/29/2019	2,337,727	19,871
[e,f,i,n]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	11,640,133	1,164,013
	Oil, Gas & Consumable Fuels — 2.1%
[a]	CITGO Petroleum Corp., 6.25%, 8/15/2022	27,000,000	27,000,000
[a]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25%, 3/15/2020	2,500,000	2,556,176
[g]	Energy Transfer Operating L.P., 5.597% (LIBOR 3 Month + 3.02%), 11/1/2066	13,820,000	10,399,550
[b,l]	Enterprise TE Partners L.P., Series 1 5.298% (LIBOR 3 Month + 2.78%), 6/1/2067	7,000,000	6,440,000
	HollyFrontier Corp., 5.875%, 4/1/2026	10,345,000	11,329,585
	Kinder Morgan Energy Partners L.P.,
	5.00%, 3/1/2043	10,000,000	10,485,379
	5.80%, 3/15/2035	10,000,000	11,531,627
	Kinder Morgan, Inc.,
	5.30%, 12/1/2034	23,630,000	26,711,939
	5.55%, 6/1/2045	5,000,000	5,785,636
[d,e,f,n]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	15,590,162	646,992
[a]	Par Petroleum, LLC / Par Petroleum Finance Corp., 7.75%, 12/15/2025	5,560,000	5,497,450

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[b,e,n]	RAAM Global Energy Co., 12.50%, 10/1/2015	$ 15,000,000	$ 150,000
[d,f,i,m]	Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020 PIK	650,939	611,882
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	7,497,000	7,197,120
[h,j]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	17,867,000	16,080,300
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	41,751,432
	Williams Companies, Inc.,
	3.70%, 1/15/2023	29,129,000	30,105,401
	4.55%, 6/24/2024	69,318,000	74,693,092
	5.75%, 6/24/2044	14,198,000	16,570,246
			332,589,777
	Food & Staples Retailing — 0.1%
	Food & Staples Retailing — 0.1%
[a]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,860,000
			7,860,000
	Food, Beverage & Tobacco — 0.4%
	Food Products — 0.1%
	B&G Foods, Inc., 5.25%, 4/1/2025	10,000,000	10,100,000
[a,i]	BRF S.A., 4.75%, 5/22/2024	6,000,000	6,003,060
	Tobacco — 0.3%
	Vector Group Ltd.,
[a]	6.125%, 2/1/2025	8,826,000	8,179,760
[a]	10.50%, 11/1/2026	41,900,000	39,595,500
			63,878,320
	Healthcare Equipment & Services — 0.2%
	Health Care Providers & Services — 0.2%
[a]	Tenet Healthcare Corp., 6.25%, 2/1/2027	23,500,000	24,322,500
			24,322,500
	Household & Personal Products — 0.1%
	Household Products — 0.1%
	Energizer Holdings, Inc.,
[a]	5.50%, 6/15/2025	7,500,000	7,593,750
[a]	6.375%, 7/15/2026	2,500,000	2,568,750
[a]	7.75%, 1/15/2027	800,000	865,864
			11,028,364
	Insurance — 0.5%
	Insurance — 0.5%
[a,h,i,j]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%), 7/25/2021	9,000,000	9,708,750
[a]	MetLife, Inc., 9.25%, 4/8/2038	12,000,000	16,800,000
[a,j]	National Life Insurance Co., 5.25% (LIBOR 3 Month + 3.31%), 7/19/2068	3,450,000	3,593,959
[a,i,l]	QBE Insurance Group Ltd., 7.50% (USSW10 + 6.03%), 11/24/2043	40,000,000	44,000,000
			74,102,709
	Materials — 0.4%
	Chemicals — 0.2%
	Consolidated Energy Finance S.A.,
[a,g,i]	6.16% (LIBOR 3 Month + 3.75%), 6/15/2022	5,500,000	5,495,676
[a,i]	6.875%, 6/15/2025	13,000,000	13,314,080
[a,i]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	14,520,000	15,100,800
	Construction Materials — 0.1%
[a,i]	CIMPOR Financial Operations B.V., 5.75%, 7/17/2024	8,000,000	7,010,000
	Metals & Mining — 0.1%
[a]	International Wire Group, Inc., 10.75%, 8/1/2021	16,624,000	16,869,204
			57,789,760
	Media & Entertainment — 0.3%
	Hotels, Restaurants & Leisure — 0.1%
	Speedway Motorsports, Inc. 5.125%, 2/1/2023	10,771,000	10,824,855
	Media — 0.2%
[a]	CCO Holdings LLC, 5.375%, 6/1/2029	4,390,000	4,532,675
[a]	CSC Holdings LLC, 6.50%, 2/1/2029	4,000,000	4,365,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	DISH DBS Corp., 5.125%, 5/1/2020	$ 4,000,000	$ 4,019,960
[a]	Salem Media Group, Inc., 6.75%, 6/1/2024	16,742,000	14,649,250
[a,i]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	10,000,000	10,150,000
			48,541,740
	Real Estate — 0.3%
	Equity Real Estate Investment Trusts — 0.3%
	CoreCivic, Inc.
	4.625%, 5/1/2023	16,756,000	16,295,210
	4.75%, 10/15/2027	23,901,000	21,510,900
			37,806,110
	Retailing — 0.1%
	Specialty Retail — 0.1%
[a,o]	Michaels Stores, Inc. 8.00%, 7/15/2027	16,000,000	15,926,240
			15,926,240
	Software & Services — 0.1%
	Information Technology Services — 0.1%
[a]	Alliance Data Systems Corp., 5.375%, 8/1/2022	10,000,000	10,130,000
[a]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	6,500,000	5,516,875
			15,646,875
	Technology Hardware & Equipment — 0.1%
	Communications Equipment — 0.1%
[a]	Anixter, Inc. 6.00%, 12/1/2025	8,000,000	8,680,000
			8,680,000
	Telecommunication Services — 1.6%
	Diversified Telecommunication Services — 1.4%
[i]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75%, 6/15/2030	26,150,000	37,655,329
[a,i]	Digicel Ltd., 6.00%, 4/15/2021	51,737,000	38,673,408
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,663,750
[i]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045%, 6/20/2036	85,390,000	111,792,235
	Wireless Telecommunication Services — 0.2%
[a,i]	Digicel International Finance Ltd., 8.75%, 5/25/2024	4,300,000	4,063,500
[a,i]	Millicom International Cellular S.A. 6.00%, 3/15/2025	28,423,000	29,524,391
			231,372,613
	Transportation — 0.1%
	Airlines — 0.1%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95%, 7/15/2024	2,719,003	2,850,875
[a,i]	Guanay Finance Ltd., 6.00%, 12/15/2020	5,128,967	5,193,080
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25%, 10/22/2024	1,450,581	1,578,812
	Hotels, Restaurants & Leisure — 0.0%
[i]	Sands China Ltd., 5.40%, 8/8/2028	7,000,000	7,602,414
			17,225,181
	Total Corporate Bonds (Cost $1,005,951,854)		1,083,787,148
	Municipal Bonds — 0.0%
	San Bernardino County Redevelopment Agency Successor Agency, Class A, 8.45%, 9/1/2030	2,555,000	2,689,853
	Total Municipal Bonds (Cost $2,513,070)		2,689,853
	Other Government — 0.0%
	Brazilian Government International Bond (BRL), 12.50%, 1/5/2022	20,000,000	5,953,880
	Total Other Government (Cost $12,525,612)		5,953,880
	Mortgage Backed — 0.0%
[l]	Bear Stearns ARM Trust CMO, Series 2003-6 Class 2B1, 4.585%, 8/25/2033	59,941	58,371
[l]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 4.961%, 3/25/2034	390,037	343,339
[l]	Merrill Lynch Mortgage Investors Trust CMO, Series 2004-A4 Class M1, 4.349%, 8/25/2034	2,630,159	2,359,946
	Total Mortgage Backed (Cost $3,151,081)		2,761,656

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Loan Participations — 0.8%
	Commercial & Professional Services — 0.3%
	Professional Services — 0.3%
[p]	Harland Clarke Holdings Corp., 7.08% (LIBOR 3 Month + 4.75%), 11/3/2023	$ 13,289,799	$ 11,451,421
[p]	Par Pacific Holdings, Inc., 9.34% (LIBOR 3 Month + 6.75%), 12/17/2025	10,072,500	10,148,044
[p]	R.R. Donnelley & Sons Company, 7.402% (LIBOR 1 Month + 5.00%), 1/15/2024	16,915,000	16,724,706
	RGIS Services, LLC,
[p]	9.902% (LIBOR 1 Month + 7.50%), 3/31/2023	7,908,804	6,214,975
	10.083% (LIBOR 3 Month + 7.50%), 3/31/2023	3,438,610	2,702,163
	10.22% (LIBOR 3 Month + 7.50%), 3/31/2023	3,918,296	3,079,115
			50,320,424
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[b,d,m]	Malamute Energy, Inc., 1.50%, 11/22/2022 PIK	312,460	312,460
[p]	McDermott Technology Americas, Inc., 7.402% (LIBOR 1 Month + 5.00%), 5/9/2025	8,902,387	8,748,020
			9,060,480
	Materials — 0.0%
	Chemicals — 0.0%
[p]	US Salt LLC, 7.152% (LIBOR 1 Month + 4.75%), 1/16/2026	5,448,345	5,441,535
			5,441,535
	Media & Entertainment — 0.1%
	Media — 0.1%
[p]	ABG Intermediate Holdings 2, LLC, 10.152% (LIBOR 1 Month + 7.75%), 9/29/2025	14,711,567	14,509,282
			14,509,282
	Retailing — 0.0%
	Specialty Retail — 0.0%
[p]	Office Depot, Inc., 7.644% (LIBOR 1 Month + 5.25%), 11/8/2022	2,663,175	2,689,807
			2,689,807
	Software & Services — 0.2%
	Internet Software & Services — 0.2%
[p]	CareerBuilder, LLC, 9.08% (LIBOR 3 Month + 6.75%), 7/31/2023	5,655,954	5,627,674
[p]	Dun & Bradstreet Corporation (The), 7.404% (LIBOR 1 Month + 5.00%), 2/6/2026	16,910,000	16,904,758
			22,532,432
	Transportation — 0.1%
	Airlines — 0.1%
[b,d,e,n]	OS Two, LLC, 12/15/2020	4,254,414	0
[b,d,p]	Wheels Up Partners, LLC, 9.02% (LIBOR 3 Month + 6.50%), 8/17/2025	11,666,087	11,467,764
			11,467,764
	Total Loan Participations (Cost $122,465,067)		116,021,724
	Rights — 0.1%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[e]	Repsol S.A.	10,933,540	6,064,588
			6,064,588
	Total Rights (Cost $6,198,368)		6,064,588
	Short-Term Investments — 4.0%
[c]	Thornburg Capital Management Fund	57,644,681	576,446,812
	Total Short-Term Investments (Cost $576,446,812)		576,446,812
	Total Investments — 100.2% (Cost $12,495,241,051)		$14,518,332,968
	Liabilities Net of Other Assets — (0.2)%		(26,327,219)

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
Net Assets — 100.0%		$14,492,005,749

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2019
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	396,827,500	7/10/2019	504,158,457	$ 16,291,921	$ —
Great Britain Pound	SSB	Buy	40,612,600	7/10/2019	51,597,195	—	(1,031,862)
Great Britain Pound	SSB	Sell	59,764,100	7/10/2019	75,928,650	—	(395,792)
Great Britain Pound	SSB	Sell	52,386,800	7/10/2019	66,555,993	9,887	—
Swiss Franc	SSB	Sell	68,071,500	7/23/2019	69,870,192	—	(1,872,469)
Swiss Franc	SSB	Sell	11,418,900	7/23/2019	11,720,628	—	(425,913)
Swiss Franc	SSB	Buy	12,683,700	7/23/2019	13,018,849	395,312	—
Swiss Franc	SSB	Buy	11,944,700	7/23/2019	12,260,322	23,291	—
Chinese Yuan Renminbi	SSB	Sell	1,747,928,800	7/25/2019	254,402,381	5,432,510	—
Chinese Yuan Renminbi	SSB	Buy	167,765,100	7/25/2019	24,417,379	146,159	—
Korean Won	SSB	Sell	73,858,242,000	7/31/2019	64,020,435	—	(34,572)
Euro	SSB	Sell	1,791,822,800	8/15/2019	2,044,705,809	—	(17,034,333)
Euro	SSB	Buy	97,656,500	8/15/2019	111,438,928	1,613,442	—
Thailand Baht	BBH	Sell	1,107,238,100	8/21/2019	36,146,675	—	(1,047,515)

Total						$23,912,522	$(21,842,456)

Net unrealized appreciation/depreciation						$2,070,066

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $691,316,674, representing 4.77% of the Fund’s net assets.
b	Illiquid security.
c	Investment in Affiliates.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Non-income producing.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2019, the aggregate value of these securities in the Fund’s portfolio was $30,394,987, representing 0.21% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Centaur Funding Corp., 9.08%, 4/21/2020	6/30/2010	$ 15,937,500	$ 15,825,000	0.1%
First Tennessee Bank N.A., 3.75%	3/17/2005–8/05/2005	11,968,750	8,700,000	0.1
Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	2/06/2015–2/10/2015	7,144,305	1,164,013	0.0
Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	8/08/2014	15,590,162	646,992	0.0
Schahin II Finance Co. SPV Ltd., 8.00%, 5/25/2020	10/26/2018–11/02/2018	623,209	611,882	0.0
JPR Royalty Sub, LLC, 14.00%, 9/01/2020	3/01/2011	5,000,000	2,500,000	0.0
Northwind Holdings, LLC, 3.30%, 12/01/2037	1/29/2010	852,564	947,100	0.0

g	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2019.
h	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
i	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
j	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
k	Segregated as collateral for a when-issued security.
l	Variable rate coupon, rate shown as of June 30, 2019
m	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2019.
n	Bond in default.
o	When-issued security.
p	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2019.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
MFA	Mortgage Finance Authority
SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2019. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock(a)	$ 12,637,415,495	$ 12,574,796,139	$ 62,488,746	$ 130,610
Preferred Stock(a)	57,290,035	2,443,200	54,846,835	—
Asset Backed Securities	29,901,777	—	28,954,677	947,100
Corporate Bonds	1,083,787,148	—	1,082,528,274	1,258,874
Municipal Bonds	2,689,853	—	2,689,853	—
Other Government	5,953,880	—	5,953,880	—
Mortgage Backed	2,761,656	—	2,761,656	—
Loan Participations	116,021,724	—	104,241,500	11,780,224
Rights	6,064,588	6,064,588	—	—
Short-Term Investments	576,446,812	576,446,812	—	—
Total Investments in Securities	$14,518,332,968	$13,159,750,739	$1,344,465,421	$14,116,808(b)

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

	Fair Value Measurements at June 30, 2019
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Other Financial Instruments
Forward Currency Contracts	$ 23,912,522	$ —	$ 23,912,522	$ —
Total Assets	$14,542,245,490	$13,159,750,739	$1,368,377,943	$14,116,808
Liabilities
Other Financial Instruments
Forward Currency Contracts	$ (21,842,456)	$ —	$ (21,842,456)	$ —
Total Liabilities	$(21,842,456)	$—	$(21,842,456)	$—

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
(a)	At June 30, 2019, industry classifications for Common Stock and Preferred Stock in level 2 and Level 3 consist of $8,700,000 in Banks, $62,488,746 in Capital Goods, $20,507,445 in Energy, $9,945,000 in Miscellaneous, and $15,825,000 in Telecommunication Services.
(b)	Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2019 is not presented.
During the period ended June 30, 2019, there were no significant transfers into or out of Level 3 of the fair value hierarchy.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/18	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/19	Dividend Income
Apollo Investment Corp.	$132,562,769	$676,750	$(10)	$(6)	$(4,110,559)	$129,128,944	$11,033,169
MFA Financial, Inc.	251,518,110	5,049,401	-	-	(5,391,359)	251,176,152	20,989,651
Solar Capital Ltd.	98,516,902	-	-	-	(3,916,715)	94,600,187	5,667,717
Thornburg Capital Management Fund	454,730,939	1,927,018,106	(1,805,302,233)	-	-	576,446,812	6,336,649
Total	$937,328,720	$1,932,744,257	$(1,805,302,243)	$(6)	$(13,418,633)	$1,051,352,095	$44,027,186
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2019, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2019 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The monthly average value of open sell currency contracts for the period ended June 30, 2019 was $3,253,594,297.
As of the period ended June 30, 2019, the Fund had outstanding forward foreign currency contracts as listed in the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2019 (Unaudited)

The outstanding forward currency contracts in the table located in the Schedule of Investments which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB and the agreement with BBH do not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under such agreements, the Fund does not net its outstanding forward currency contracts for the purpose of disclosure in the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation (depreciation) on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2019 can be determined by offsetting the dollar amounts shown in the table in the Schedule of Investments. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2019 is $3,117,581 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $1,047,515 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.